Long-Term Investments (Tables)	6 Months Ended
Jun. 30, 2022
SHORT-TERM INVESTMENT [Abstract]
Schedule of long-term investments
	As of June 30, 2022	As of December 31, 2021

Equity method investments:
Shidong (Suzhou) Investment Co., Ltd. (“Suzhou Investment”)	$44,693	$55,324
Equity investments without readily determinable fair value:
Shenzhen Jiazhong Creative Capital LLP (“Jiazhong”)	1,490,002	1,568,455
Beijing Xingshuizhixing Technology Co., Ltd. (“Xingshuizhixing”)	1,192,002	1,254,764
Zhejiang Wangxin Health Technology Co., Ltd. (“Wangxin”)	983,401	1,035,180
Hangzhou Zhongfei Aerospace Health Management Co., Ltd. (“Zhongfei”)	447,001	470,537
Shanghai Zhongren Yinzhirun Investment Management Partnership (“Yinzhirun”)	298,000	313,691
Jiangxi Cheyi Tongcheng Car Networking Tech Co., Ltd.(“Cheyi”)	236,571	249,027
Chengdu Zhongfuze Management LLP(“Zhongfuze”)	74,500	78,423
Shanghai Outu Home Furnishings Co., Ltd. (“Outu”)	74,500	78,423
Zhejiang Qianshier Household Co., Ltd.(“Qianshier”)	74,500	78,423
Taizhoujia Menkou Auto Greengrocer’s Delivery Technology Co., Ltd. (“Taizhoujia”)	74,500	78,423
Zhejiang Yueteng Information Technology Co., Ltd. (“Yueteng”)	74,500	78,423
Shidong Funeng(Ruzhou) Industry Development Co., Ltd.( “Funeng”)	40,230	42,348
Total	$5,104,400	$5,381,441